Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$148,946,256.53	0.5377121	$127,815,935.85	0.4614294	$21,130,320.69
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$354,946,256.53	0.3549463	$333,815,935.85	0.3338159	$21,130,320.69

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	36.07		35.18
Pool Receivables Balance	$391,202,173.04		$369,175,975.84
Remaining Number of Receivables	37,614		36,578

Adjusted Pool Balance	$375,148,615.94		$354,018,295.25

III. COLLECTIONS

Principal:
Principal Collections	$21,468,284.65
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$330,867.70
Total Principal Collections	$21,799,152.35

Interest:
Interest Collections	$1,494,489.99
Late Fees & Other Charges	$36,640.45
Interest on Repurchase Principal	$-
Total Interest Collections	$1,531,130.44

Collection Account Interest	$663.28
Reserve Account Interest	$180.96
Servicer Advances	$-

Total Collections	$23,331,127.03

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$23,331,127.03
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$28,381,716.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$326,001.81		$326,001.81	$326,001.81
Collection Account Interest					$663.28
Late Fees & Other Charges					$36,640.45
Total due to Servicer					$363,305.54

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$129,086.76		$129,086.76
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$280,405.51		$280,405.51	$280,405.51

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$22,462,935.06

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$21,130,320.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,130,320.69
Class A-4 Notes				$-
Class A Notes Total:		$21,130,320.69		$21,130,320.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$21,130,320.69		$21,130,320.69

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,332,614.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,053,557.10
Beginning Period Amount	$16,053,557.10
Current Period Amortization	$895,876.51
Ending Period Required Amount	$15,157,680.59
Ending Period Amount	$15,157,680.59
Next Distribution Date Amount	$14,291,558.28

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.39%	5.71%	5.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	35,980	97.91%	$361,454,591.48
30 - 60 Days	1.28%	470	1.64%	$6,043,479.26
61 - 90 Days	0.29%	107	0.38%	$1,402,978.40
91 + Days	0.06%	21	0.07%	$274,926.70
		36,578		$369,175,975.84
Total
Delinquent Receivables 61 + days past due	0.35%	128	0.45%	$1,677,905.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	122	0.41%	$1,602,620.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	107	0.36%	$1,501,346.54
Three-Month Average Delinquency Ratio	0.32%		0.41%

Repossession in Current Period		26		$328,942.20
Repossession Inventory		48		$244,344.29

Charge-Offs
Gross Principal of Charge-Off for Current Period				$557,912.55
Recoveries				$(330,867.70)
Net Charge-offs for Current Period				$227,044.85

Beginning Pool Balance for Current Period				$391,202,173.04

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.03%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$6,377,102.80
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,848,767.92
Number of Extensions				130

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